Interest in Other Entities (Details) - Schedule of profit (loss) attributed to non-controlling interest - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest in Other Entities (Details) - Schedule of profit (loss) attributed to non-controlling interest [Line Items]
Profit (loss) attributed to non-controlling interest	$ (393)	$ (2,748)
ScoutCam [Member]
Interest in Other Entities (Details) - Schedule of profit (loss) attributed to non-controlling interest [Line Items]
Profit (loss) attributed to non-controlling interest		(892)
Eventer [Member]
Interest in Other Entities (Details) - Schedule of profit (loss) attributed to non-controlling interest [Line Items]
Profit (loss) attributed to non-controlling interest	(691)	(1,112)
Jeff Brands [Member]
Interest in Other Entities (Details) - Schedule of profit (loss) attributed to non-controlling interest [Line Items]
Profit (loss) attributed to non-controlling interest	(396)	(795)
Gerd IP [Member]
Interest in Other Entities (Details) - Schedule of profit (loss) attributed to non-controlling interest [Line Items]
Profit (loss) attributed to non-controlling interest	7	51
Gix Internet [Member]
Interest in Other Entities (Details) - Schedule of profit (loss) attributed to non-controlling interest [Line Items]
Profit (loss) attributed to non-controlling interest	$ 687